Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited)	6 Months Ended						12 Months Ended
	Oct. 31, 2025 USD ($) $ / shares shares		Oct. 31, 2025 SGD ($) $ / shares shares		Oct. 31, 2024 SGD ($) $ / shares shares		Apr. 30, 2025 USD ($) $ / shares shares		Apr. 30, 2025 SGD ($) $ / shares shares		Apr. 30, 2024 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenue	$ 67,334		$ 87,617		$ 63,129	[1]	$ 128,464		$ 167,707		$ 1,882,803
Cost of Goods sold (excluding depreciation shown separately below)	(39,168)		(50,966)		(55,138)	[1]	(100,072)		(130,641)		(985,099)
Employee benefits expenses	(568,963)		(740,357)		(1,218,034)	[1]	(1,886,142)		(2,462,326)		(1,851,971)
Depreciation expenses	(68,417)		(89,026)		(95,602)	[1]	(143,214)		(186,963)		(176,713)
Operating lease expense	(63,571)		(82,720)		(70,281)	[1]	(109,286)		(142,670)		(136,781)
Research and Development Expenses					(149,493)	[1]	(107,026)		(139,720)		(90,566)
Other operating expenses	(592,549)		(771,045)		(546,188)	[1]	(889,834)		(1,161,663)		(1,144,802)
Impairment of loan to third parties							(937,284)		(1,223,608)
Reversal of allowance for expected credit loss of loan receivable	78,605		102,283			[1]
Loss from operations	(1,186,729)		(1,544,214)		(2,071,607)	[1]	(4,044,394)		(5,279,884)		(2,503,129)
Non-operating income :
Other income	32,189		41,885		57,431	[1]	115,883		151,283		186,828
Interest expense	(2,244)		(2,919)		(4,916)	[1]	(6,483)		(8,463)		(43,543)
Total non-operating income, net	29,945		38,966		52,515	[1]	109,400		142,820		143,285
Loss before income taxes	(1,156,784)		(1,505,248)		(2,019,092)	[1]	(3,934,994)		(5,137,064)		(2,359,844)
Income tax expense						[1]
Net loss	$ (1,156,784)		$ (1,505,248)		$ (2,019,092)	[1]	$ (3,934,994)		$ (5,137,064)		$ (2,359,844)
Weighted average number of outstanding ordinary shares*
Basic	10,601,750	[2]	10,601,750	[2]	10,473,625	[2]	10,537,688	[3]	10,537,688	[3]	9,075,989	[3]
Diluted	10,601,750	[2]	10,601,750	[2]	10,473,625	[2]	10,537,688	[3]	10,537,688	[3]	9,075,989	[3]
Net loss per share attributable to ordinary shareholders**
Basic | (per share)	$ (0.11)		$ (0.14)		$ (0.20)	[2]	$ (0.37)		$ (0.49)		$ (0.26)	[4]
Diluted | (per share)	$ (0.11)		$ (0.14)		$ (0.20)	[2]	$ (0.37)		$ (0.49)		$ (0.26)	[4]

[1]	Comparative amounts of S$72,914 were reclassified from costs of goods sold to employee benefits expenses (S$63,287) and other operating expenses (S$9,627) for consistency in presentation. Since the amounts were reclassification within costs of goods sold and operating expenses, the reclassification does not have any impact on the net loss.
[2]	Basic and diluted net loss per share has been calculated based on the weighted-average number of Class A ordinary shares outstanding during the respective reporting periods. We have evaluated our earnings (loss) per share presentation in light of its dual-class capital structure, and the accounting policy applied is described in Note 2, “Summary of Significant Accounting Policies.”
[3]	Give retroactive effect to reflect the reorganization on November 2024. See Note 1.
[4]	Basic and diluted net loss per share has been calculated based on the weighted-average number of Class A ordinary shares outstanding during the respective reporting periods. We have evaluated its earnings (loss) per share presentation in light of its dual-class capital structure, and the accounting policy applied is described in Note 2, “Summary of Significant Accounting Policies.”